PROVISIONS AND CONTINGENT LIABILITIES - Probable losses paragraphs (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Provisions recognized
Judicial deposits	R$ 33,837,109	R$ 33,409,871
Civil
Provisions recognized
Judicial deposits	R$ 25,637,048